AFL-CIO HOUSING INVESTMENT TRUST

PROJECT IMPACTS
(1984–PRESENT)

525 PROJECTS

$30.8B
total economic benefits

$12.2B
personal income including wages and benefits, with **$6.1 billion** for construction workers

$3.9B
tax revenues (**$1.3 billion** state/local and **$2.6 billion** federal)

171.9M
hours of on-site union construction work created

185K
total jobs generated across communities

115K
housing and healthcare units nationwide, with **67% affordable**

"By financing development projects built with 100% union labor, the HIT invests in assets which are more likely to be built safely, on time and on budget. When these same developments are built with our affiliates' pension capital, it reinforces the health of our pension funds."

Sean McGarvey, President,
North America's Building Trades Unions
Trustee, AFL-CIO Housing Investment Trust

In 2018 dollars. Includes projects financed by Building America CDE, a controlled affiliate. Economic impacts such as jobs, personal income, and tax revenue estimates are derived from an IMPLAN model.

HELPING BUILD AMERICA — THE UNION WAY JOBS CREATED BY TRADE SINCE INCEPTION * Trade Type J obs Hours Asbestos and insulation 1 , 1 0 4 2 , 22 2 , 2 0 0 Boilermakers 8 3 8 1 , 6 8 7 , 1 6 0 Bricklayers (including tile setters) 5 , 7 4 8 1 1 , 5 6 6 , 4 8 0 Carpenters 1 5 , 4 4 1 3 1 , 1 3 4 , 4 1 0 Cement Masons 3 , 27 1 6, 5 1 5 , 08 0 Electrical Workers 1 2, 8 3 1 2 5 , 8 1 8 , 2 8 0 Elevator Constructors 45 7 9 1 8 , 4 90 Ironworkers 2 , 5 39 5 ,11 1 , 0 1 0 Laborers 1 0 , 7 5 6 2 1 , 6 4 2 , 5 0 0 Operating Engineers 3 , 0 01 6 , 0 3 7 , 390 Other 6 , 390 1 2, 8 55 , 1 6 0 Painters 6 ,8 2 5 1 3 , 7 3 4,230 Plumbers 9 , 3 9 8 1 8 , 9 0 9 , 1 20 Roofers 2, 88 8 5 , 8 1 1 , 5 8 0 Sheet Metal Workers 2 , 6 5 6 5 , 3 4 4 , 5 30 Teamsters 1 ,2 8 6 2 , 5 8 8 , 5 0 0 Grand Total 8 5 ,4 2 7 1 7 1 , 8 9 6 , 1 2 0 * Figures provided by Pinnacle Economics are estimates calculated using an IMPLAN input - output model based on HIT and subsidiary Building America project data. Data covers the period 1984 – September 30, 2019. Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . A prospectus containing more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 or by viewing the HIT’s website at www . aflcio - hit . com . The prospectus should be read carefully before investing .